Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement to the Summary Prospectus

for all ProShares, except Fixed-Income ProShares,

dated October 1, 2010, as supplemented December 16, 2010

The Fund’s full prospectus and statement of additional information, both dated October 1, 2010, as supplemented April 1, 2011, are incorporated by reference into this summary prospectus.